Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening		211,161,261	172,151,148
Number of shares outstanding, Closing		260,633,072	211,161,261
Share Capital, Opening		€ 50,352	€ 45,769
Other Movement In Share Capital		5
Share Capital, Closing		55,243	50,352
Share premium, Opening		481,615	378,240
Increase Decrease Through Other Movements In Share Premium		(449)
Share premium, Closing		€ 531,113	€ 481,615
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares	375,000
January 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		219,240
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 26
Increase Decrease Through Stock Option Plan Execution In Share Premium		151
February 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		234,625
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 28
Increase Decrease Through Stock Option Plan Execution In Share Premium		923
March 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		622,615
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 75
Increase Decrease Through Stock Option Plan Execution In Share Premium		1,312
March 2024 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Change Cass B shares into Class A shares and Class C shares, Shares		3,750,000
April 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		684,537
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 82
Increase Decrease Through Stock Option Plan Execution In Share Premium		4,816
May 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		100,708
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 12
Increase Decrease Through Stock Option Plan Execution In Share Premium		400
June 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		548,207
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 66
Increase Decrease Through Stock Option Plan Execution In Share Premium		657
July 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		39,520
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 5
Increase Decrease Through Stock Option Plan Execution In Share Premium		229
July 2024 | Class A Ordinary Shares [Member] | Ares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares		380,208
Price Per Share		€ 0.12
Payment in share		€ 45
Payment in share, Share premium		€ 410
August 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		116,765
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 14
Increase Decrease Through Stock Option Plan Execution In Share Premium		1,094
August 2024 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		36,334,277
Price Per Share		€ 0.12
Share capital increase		€ 4,360
Share premium increase		€ 37,045
September 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		128,256
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 15
Increase Decrease Through Stock Option Plan Execution In Share Premium		325
October 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		56,770
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 7
Increase Decrease Through Stock Option Plan Execution In Share Premium		293
November 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		333,118
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 40
Increase Decrease Through Stock Option Plan Execution In Share Premium		1,431
December 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		847,571
Change Cass B shares into Class A shares and Class C shares, Shares		5,000,000
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 102
Increase Decrease Through Stock Option Plan Execution In Share Premium		827
December 2024 | Class A Ordinary Shares [Member] | ATM [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		75,394
Price Per Share		€ 0.12
Share capital increase		€ 9
Share premium increase		€ 34
January 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			140,594
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 17
Increase Decrease Through Stock Option Plan Execution In Share Premium			622
January 2023 | Class A Ordinary Shares [Member] | Coil Acquisition [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares			272,826
Price Per Share			€ 0.12
Payment in share			€ 33
Payment in share, Share premium			€ 2,284
February 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			168,085
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 20
Increase Decrease Through Stock Option Plan Execution In Share Premium			113
March 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			141,071
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 17
Increase Decrease Through Stock Option Plan Execution In Share Premium			437
March 2023 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Founder warrants execution, Shares			20,000
Change Cass B shares into Class A shares and Class C shares, Shares			20,000
Price Per Share			€ 1.2
Founder warrants execution, Shares Capital			€ 24
Stock option plan execution, Share Premium			173
April 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			175,586
Stock option plan execution, Shares			569,745
Price Per Share			€ 0.12
Share capital increase			€ 21
Stock option plan execution in share capital			69
Share premium increase			€ 390
Increase Decrease Through Stock Option Plan Execution In Share Premium			6,313
May 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			2,312,313
Stock option plan execution, Shares			181,144
Price Per Share			€ 0.12
Share capital increase			€ 278
Stock option plan execution in share capital			22
Share premium increase			€ 5,465
Increase Decrease Through Stock Option Plan Execution In Share Premium			648
June 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			660,045
Change Cass B shares into Class A shares and Class C shares, Shares			1,000,000
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 79
Increase Decrease Through Stock Option Plan Execution In Share Premium			2,068
June 2023 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			18,832,432
Price Per Share			€ 0.12
Share capital increase			€ 2,260
Share premium increase			€ 42,689
June 2023 | Class A Ordinary Shares [Member] | ATM [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			71,015
Price Per Share			€ 0.12
Share capital increase			€ 9
Share premium increase			€ 55
July 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			71,162
Stock option plan execution, Shares			78,345
Price Per Share			€ 0.12
Share capital increase			€ 9
Stock option plan execution in share capital			9
Share premium increase			€ 213
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,075
August 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			1,021,037
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 123
Increase Decrease Through Stock Option Plan Execution In Share Premium			5,541
September 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			825,502
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 99
Increase Decrease Through Stock Option Plan Execution In Share Premium			3,776
October 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			405,965
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 49
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,051
November 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			955,130
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 115
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,332
December 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			10,360,657
Stock option plan execution, Shares			727,459
Price Per Share			€ 0.12
Share capital increase			€ 1,243
Stock option plan execution in share capital			87
Share premium increase			€ 28,049
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,081